CASH AND CASH EQUIVALENTS AND RESTRICTED CASH (Details) ₫ in Millions	Jun. 30, 2025 VND (₫)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 VND (₫)	Dec. 31, 2023 VND (₫)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	₫ 13,772,585	$ 549,759,899	₫ 3,306,793
Short-term restricted cash	1,639,530	65,445,074	2,371,038
Long-term restricted cash	2,101,803	83,897,613	1,610,439
Total cash, cash equivalent and restricted cash	₫ 17,513,918	$ 699,102,587	₫ 7,288,270	$ 290,925,675	₫ 3,681,763	₫ 4,858,767